LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSSES PER SHARE
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted losses per share for each of the years presented is calculated as follows:

	For the years ended December 31,
	2018		2019		2020
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating income per ordinary share—basic	(380,701)	(82,216)	(600,774)	(50,494)	(222,786)	(34,144)	(440)	(67)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Denominator used for losses per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Losses per share from continuing operations — basic	(1.13)	(1.13)	(1.52)	(1.52)	(0.52)	(0.08)	(0.52)	(0.08)

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(380,701)	(82,216)	(600,774)	(50,494)	(222,786)	(34,144)	(440)	(67)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(82,216)	—	(50,494)	—	(440)	(67)	—	—
Net loss from continuing operations attributable to ordinary shareholders	(462,917)	(82,216)	(651,268)	(50,494)	(223,226)	(34,211)	(440)	(67)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Conversion of Class B to Class A ordinary shares	74,400,299	—	33,229,132	—	847,093	847,093	—	—
Denominator used for losses per share	418,911,292	74,400,299	428,586,305	33,229,132	430,011,263	430,011,263	847,093	847,093
Losses per share from continuing operations—diluted	(1.13)	(1.13)	(1.52)	(1.52)	(0.52)	(0.08)	(0.52)	(0.08)

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	34,451,099	—	39,535,717	—	42,916,417	42,916,417	—	—
Denominator used for losses per ADS - diluted	41,891,129	—	42,858,631	—	43,001,126	43,001,126	—	—
Losses from continuing operations per ADS – basic	(11.28)	—	(15.20)	—	(5.19)	(0.80)	—	—
Losses from continuing operations per ADS – diluted	(11.28)	—	(15.20)	—	(5.19)	(0.80)	—	—

Schedule Of Earnings Per Share Basic And Diluted From Discontinued Operations

	For the years ended December 31,
	2018		2019		2020
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Income per share from discontinued operations—basic:
Numerator:
Allocation of net income from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating income per ordinary share—basic	9,247	1,997	—	—	—	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Denominator used for income per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Income per share from discontinued operations — basic	0.03	0.03	—	—	—	—	—	—

Income per share from discontinued operations—diluted:
Numerator:
Allocation of net income from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating income per ordinary share— diluted	9,247	1,997	—	—	—	—	—	—
Reallocation of net income from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	1,997	—	—	—	—	—	—	—
Net income from discontinued operations attributable to ordinary shareholders	11,244	1,997	—	—	—	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	344,510,993	74,400,299	395,357,173	33,229,132	429,164,170	429,164,170	847,093	847,093
Conversion of Class B to Class A ordinary shares	74,400,299	—	33,229,132	—	847,093	847,093	—	—
Denominator used for income per share	418,911,292	74,400,299	428,586,305	33,229,132	430,011,263	430,011,263	847,093	847,093
Losses per share from discontinued operations—diluted	0.03	0.03	—	—	—	—	—	—

Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	34,451,099	—	39,535,717	—	42,916,417	42,916,417	—	—
Denominator used for income per ADS - diluted	41,891,129	—	42,858,631	—	43,001,126	43,001,126	—	—
Income from discontinued operations per ADS – basic	0.27	—	—	—	—	—	—	—
Income from discontinued operations per ADS – diluted	0.27	—	—	—	—	—	—	—